Note 1 - Description of the Business and Liquidity (Details) (USD $)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jan. 31, 2013	Jul. 31, 2012	Feb. 29, 2012	Nov. 30, 2010	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 1 - Description of the Business and Liquidity (Details) [Line Items]
Net Income (Loss) Attributable to Parent						$ (3,647,222)	$ (3,194,812)	$ (2,609,920)	$ (5,370,492)	$ (7,086,274)	$ (5,877,718)
Retained Earnings (Accumulated Deficit)						(75,362,522)		(75,362,522)		(72,752,602)	(65,666,328)
Net Cash Provided by (Used in) Operating Activities								(5,256,287)	(6,263,800)	(7,777,931)	(7,433,816)
Proceeds from Issuance of Private Placement	3,503,314	9,829,014	5,516,495							9,829,014	5,516,495
Development Stage Entities, Stock Issued, Value, Issued for Cash				4,946,560
Proceeds from Issuance or Sale of Equity					3,000,000
Cash and Cash Equivalents, at Carrying Value						1,894,681	5,031,199	1,894,681	5,031,199	3,516,244	1,620,005	145,478
Boston Scientific Notes [Member]
Note 1 - Description of the Business and Liquidity (Details) [Line Items]
Notes Payable Cancelled, Principal Amount	4,338,601
Unit Offering Completed in February 2012 [Member]
Note 1 - Description of the Business and Liquidity (Details) [Line Items]
Proceeds from Issuance or Sale of Equity											3,424,950	1,521,610
Subsequent Event [Member] | Boston Scientific Notes [Member]
Note 1 - Description of the Business and Liquidity (Details) [Line Items]
Notes Payable Cancelled, Principal Amount	4,338,601
Subsequent Event [Member]
Note 1 - Description of the Business and Liquidity (Details) [Line Items]
Proceeds from Issuance of Private Placement	$ 3,400,000